Derivatives And Hedging Activities Narrative (Details) In Millions, unless otherwise specified		12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2016 Scenario, Forecast Cost of Sales [Member] USD ($)	Dec. 31, 2015 Scenario, Forecast Cost of Sales [Member] USD ($)	Jun. 30, 2012 Foreign Currency Derivative [Member] Options Held [Member] USD ($)	Dec. 31, 2012 Foreign Currency Derivative [Member] Options Held [Member] USD ($)	Jun. 30, 2012 Foreign Currency Derivative [Member] Options Held [Member] EUR (€)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Additional Foreign Currency and Commodity Forward Contracts	$ 10
Net derivative gains (losses) included in accumulated other comprehensive income, before tax	106
Net derivative gains (losses) included in accumulated other comprehensive income, net of tax	78
Loss Reclassified from OCI into Income (Effective Portion)		38	68
Notional amount of derivative						250
Cost of derivative				9
Derivative, Loss on Derivative					$ (3)